Business Combination	6 Months Ended
Jun. 30, 2024
Business Combination
Business Combination
Note 3	Business Combination

Acquisition of iDoc Telehealth Solutions, Inc.

On June 24, 2024, the Company completed the Business Combination between DHAC, VSee Lab (“VSee Lab”) a company providing comprehensive telehealth platform and software services for U.S. hospitals and enterprises, and iDoc Telehealth Solutions, Inc. (“iDoc”), a tele-intensive acute care and tele-neurocritical care company, providing tele-intensive acute care, and tele-neurocritical care in high value hospital environments. As noted above, the closing of the Business Combination resulted in the acquisition of iDoc and a reverse recapitalization with DHAC (see Note 11 Equity for discussion of recapitalization). The acquisition of iDoc is treated for accounting purposes as VSee Lab being the accounting acquirer and iDoc the acquiree. iDoc can complement VSee Lab’s business by leveraging its extensive telehealth platform, and neuro and general critical expertise to treat and monitor acutely ill patients with diseases of the brain, spinal cord, heart, and lungs that often have complicated medical problems and by responding to the need for rapid, effective treatment of emergency patients and the shortage of critical care experts. The Telehealth market today is one characterized by rapid transformation, with major customers and hospital systems looking to build or add capabilities and major legacy competitors looking to shore up historical limitations. The rapid transformation of the telehealth market indicates strong future growth of the market, and its current offerings provide an attractive value proposition to health systems, medical groups, and individual medical practitioners, driving higher market share.

As such, at the Closing of the Business Combination and for accounting purposes, the transaction was treated as if VSee Lab issued (1) 4,950,000 shares of Common Stock to iDoc stockholders; (2) 292,500 shares of Common Stock pursuant to one of the A&R Loan Conversion SPA between DHAC, iDoc and a lender in connection with the payoff of a debt between iDoc and the lender at the Closing, (3) 300,000 shares of Common Stock pursuant to the A&R Loan Conversion SPA between DHAC, iDoc and the Bridge Investor in connection with the payoff of a debt between iDoc and the Bridge Investor at the Closing and (4) 300 shares of Series A Preferred Shares that are convertible into 150,000 shares of Common Stock assuming maximum conversion at the floor conversion price of $2 in connection with the payoff of an outstanding debt of iDoc. This represents an aggregate of 5,692,500 shares of Common Stock (among which 5,542,500 shares of Common Stock were issued at Closing and 150,000 shares of Common Stock were issuable at Closing upon conversion of the Series A Preferred Shares), representing approximately $68,936,175 in consideration based on a closing price of $12.11 per share as of the Closing Date on June 24, 2024.

Purchase Consideration

The following table summarizes the purchase consideration for the iDoc acquisition:

Amount
4,950,000 shares of common stock issued to sellers at $12.11 per share	$59,944,500
292,500 shares of common stock issued upon conversion of debt at $12.11 per share	3,542,175
300,000 shares of common stock issued upon conversion of debt at $12.11 per share	3,633,000
300 shares of series A preferred stock issued upon conversion of debt, of which upon conversion, 150,000 shares of common stock are issuable, at $12.11 per share	1,816,500

Total purchase consideration	$68,936,175

A summary of the preliminary allocation of the total purchase consideration for iDoc is presented as follows:

Total purchase price consideration, net of cash acquired of $29,123	$68,907,052

Estimated fair value of assets:
Accounts receivable, net*	$2,123,578
Due from related party	992,746
Deferred tax assets, net	—
Note receivable, related party	245,500
Prepaid expenses and other current assets	164,661
Customer relationships	2,100,000
Developed technology	10,000,000
Right-of-use assets, net	430,359
Right-of-use assets, net – related party	265,058
Fixed assets, net	839,785
Total assets acquired	$17,161,687

Estimated fair value of liabilities assumed:
Accounts payable, accrued expenses and other current liabilities	$2,067,552
Line of credit and notes payable, net of discount	2,516,345
Right-of-use liability – operating – related party	265,058
Right-of-use liability – operating	430,359
Right-of-use liability – financing	736,624
Deferred tax liabilities	2,139,391
Total liabilities assumed	8,155,329

Goodwill	$59,900,694

The purchase price allocation for iDoc is preliminary and subject to revision as additional information about fair value of assets and liabilities becomes available. Additional information that existed as of the acquisition date but is currently unknown to us may become known during the remainder of the measurement period, a period not to exceed 12 months from the acquisition date.

*	As of the acquisition date, gross contractual accounts receivable was approximately $3.8 million and the Company expects that approximately $1.7 million will not be collected.

The Company’s Consolidated Statements of Operations for the second quarter and first six months of fiscal 2024 include revenue of $62,569 and a net loss of $21,843 attributable to iDoc since the date of acquisition.

The Company (as the successor of VSee Lab for accounting purposes) incurred transaction costs related to the iDoc acquisition and these costs were expensed as incurred in transaction expenses in the Consolidated Statements of Operations. We incurred $980,807 and $1,007,145 of these transaction costs in the three and six months ended June 30, 2024, respectively.

In connection with the iDoc acquisition, the Company (as the successor of VSee Lab for accounting purposes) assumed $3,509,000 aggregate principal amount of outstanding notes that did not convert to equity on the acquisition date. The notes had an aggregate fair value of $2,516,000 as of the acquisition date. iDoc had $1,485,000 of outstanding notes pursuant to that certain A&R Loan Conversion SPAs and Loan Conversion SPA with various lenders. Such outstanding notes by iDoc were paid off with the issuance of 592,500 shares of VSee Health Common Stock and 300 shares of VSee Health Series A Preferred Stock (which are convertible into 150,000 shares of Common Stock assuming maximum conversion at the floor conversion price of $2) to the respective lenders at the Closing of the Business Combination.

The goodwill generated from iDoc is primarily related to the plan to continue to harness scale to further grow the platform for all stakeholders. Goodwill is not deductible for income tax purposes.

Purchased Intangible Assets

The following table presents as of the acquisition date details of the purchased intangible assets acquired:

	Weighted-Average Useful Life (in Years)	Amount
Customer relationships	10	$2,100,000
Developed technology	5	10,000,000

		$12,100,000

Developed technology represents the preliminary estimated fair value of iDoc’s internally developed processes, methodologies, algorithms, applications, technology platform, software code, website content, user interfaces, graphics, trade dress, databases and domain names. Customer relationships represent the preliminary estimated fair value of the underlying relationships with iDoc’s customers. The revenue and net loss included in the condensed consolidated financial statements from the iDoc acquistion are considered immaterial.

Pro Forma Financial Information

The unaudited pro forma financial information in the table below summarizes the combined results of VSee Health’s operations and iDoc’s operations, as though the acquisition of iDoc had been completed as of the beginning of fiscal 2023. The pro forma financial information for the three and six months ended June 30, 2024, combines our results for these periods with that of iDoc’s results for the three and six months ended June 30, 2024. The pro forma financial information for the three and six months ended June 30, 2023, combines our results for these periods with the results of iDoc for the three and six months ended June 30, 2023.

The following table summarizes the pro forma financial information:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2024	2023	2024	2023
Total revenue	$2,701,485	$2,769,241	$5,837,245	$6,314,200
Net loss	$(1,791,264)	$(1,030,910)	$(2,002,771)	$(2,106,741)
Weighted average shares:
Basic and diluted	14,694,087	14,692,820	14,693,450	14,692,820
Net Loss per share:
Basic and diluted	$(0.12)	$(0.07)	$(0.14)	$(0.14)

The pro forma financial information is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition and the cost of financing the acquisition had taken place at the beginning of fiscal 2023. The financial information for the periods presented above includes pro forma adjustments as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2024	2023	2024	2023
Amortization of intangible assets	$(552,500)	$(552,500)	$(1,105,000)	$(1,105,000)
Transaction expenses	$182,675	$93,059	$301,013	$275,114

Recapitalization

As discussed in Note 1, Organization and Description of Business, at the closing (the “Closing”) of the Business Combination, (1) each share of DHAC common stock was re-designated as a share of the Company’s common stock, par value $0.0001 (the “Common Stock”) and each outstanding warrant of DHAC was re-designated as a warrant of the Company and each whole warrant exercisable for one share of the Company’s Common Stock at an exercise price of $11.50 (the “Warrant”); (2) each issued and outstanding share of Class A common stock of VSee Lab (including all securities that are converted or exchanged into shares of VSee Lab Class A common stock) immediately prior to the Business Combination was automatically cancelled and extinguished and converted into the right to receive approximately 0.40 shares of Common Stock.

The shares and options granted to VSee shareholders were determined based on the estimated value attributed to VSee of $60.50 million as determined by the Board in its negotiations with VSee management. The 803,646 options granted are fully vested at the closing of the business combination and in accordance with ASC 805 are deemed to be part of the consideration granted in the business combination exchange as such no compensation expense is recognized. As such, the fully vested options are considered part of the recapitalization and have no accounting impact. There are a total of 174,302 options issued to employees whom will vest between 40% and 60% over a one year service period subsequent to the business combination which will be valued as of June 24, 2024 the grant date, see Note 11 for further discussion.

Shares
DHAC public shares, net of redemptions	114,966
DHAC Sponsor affiliate shares	3,432,000
VSee loan conversions shares	292,500
Bridge Investors shares	630,000
Other current DHAC stockholder shares	27,000
VSee company shares issued in Business Combination	5,246,354
iDoc company shares issued in Business Combination	4,950,000
Total Company common stock outstanding immediately following the Business Combination	14,692,820

For accounting purposes, since the Business Combination was treated as a reverse merger by and among VSee Lab, DHAC and was accounted as a reverse recapitalization, the 3,603,933 shares of DHAC common stock outstanding at the Closing were allocated to net the $17,381,444 liabilities assumed by the Company (as the successor of VSee Lab for accounting purposes). Below is a summary of the recapitalization and net equity impact on business combination by the Company on June 24, 2024:

Cash – Trust and cash	$1,323,362

Liabilities assumed
Accrued Expenses	$(4,876,314)
Due to Sponsor	(657,659)
Exchange Note	(6,155,925)
ELOC	(694,512)
Additional Bridge Notes	(466,646)
Promissory Note – Related Party	(350,000)
Promissory Note – SCS Capital LLC	(765,000)
Deferred Underwriting Fee Payable	(4,370,000)
Promissory Note – Extension Note	(335,750)
Extension Note – Embedded Derivative	(33,000)
Total liabilities assumed	(18,704,806)
Net equity impact on business combination	$(17,381,444)